united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 7/31/15

Item 1. Schedule of Investments.

CLS Funds Quarterly Report

Schedule of Investments - Global Diversified Equity Fund (Unaudited)
July 31, 2015
	Shares	Value
Equity Funds - 97.92%
Commodity Funds - 0.58%
iShares Global Timber & Forestry ETF	60,000	$ 3,067,200

Developed International - 36.27%
iShares Europe ETF	355,000	15,900,450
iShares MSCI EAFE ETF	503,800	32,636,164
iShares MSCI Eurozone ETF	297,100	11,494,799
iShares MSCI Italy Capped ETF +	96,000	1,486,080
iShares MSCI Japan ETF	842,500	10,893,525
iShares MSCI United Kingdom ETF +	150,000	2,781,000
PowerShares International Dividend Achievers Portfolio	1,391,498	23,001,462
Vanguard FTSE All-World ex-US ETF +	985,500	47,708,055
Vanguard FTSE Europe ETF	498,000	27,599,160
Vanguard FTSE Pacific ETF	269,000	16,328,300
WisdomTree Global ex-U.S. Dividend Growth Fund	52,000	2,584,920
		192,413,915
Emerging Markets - 12.03%
iShares Core MSCI Emerging Markets ETF +	322,500	14,477,025
iShares MSCI All Country Asia ex Japan ETF	217,400	12,885,298
iShares MSCI Emerging Markets ETF +	128,700	4,777,344
iShares MSCI Russia Capped ETF	295,000	3,855,650
SPDR S&P Emerging Markets Dividend ETF +	566,000	17,076,220
WisdomTree Emerging Markets Equity Income Fund	268,558	10,739,634
		63,811,171
Global Equity - 3.47%
iShares Global 100 ETF +	241,200	18,422,856

Large Cap Core - 15.85%
iShares MSCI USA Momentum Factor ETF +	52,000	3,859,960
PowerShares S&P 500 High Quality Portfolio +	100,000	2,365,000
SPDR Health Care Select Sector Fund	218,600	16,742,574
Vanguard Dividend Appreciation ETF	649,016	52,103,005
Vanguard Mega Cap ETF +	125,000	8,983,750
		84,054,289
Large Cap Growth - 21.82%
Fidelity MSCI Information Technology Index ETF	71,000	2,322,410
iShares MSCI USA Quality Factor ETF	543,840	35,360,477
iShares Russell 1000 Growth ETF	215,900	22,028,277
iShares Russell Top 200 Growth ETF +	204,500	11,055,270
SPDR Technology Select Sector Fund	865,000	36,831,700
Vanguard Information Technology ETF +	75,000	8,148,000
		115,746,134
Large Cap Value - 7.90%
SPDR Energy Select Sector Fund +	275,000	19,079,500
SPDR Financial Select Sector Fund	790,100	19,918,421
Vanguard Consumer Staples ETF +	22,000	2,882,000
		41,879,921

Total Equity Funds (cost $450,727,855)		519,395,486

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Global Diversified Equity Fund (Unaudited) (Continued)
July 31, 2015
	Shares	Value
Money Market Funds - 2.17%
Short-Term Cash - 2.17%
Federated Prime Cash Obligations Fund Institutional Class, 0.08% *	11,522,780	$ 11,522,780
Total Money Market Funds (cost $11,522,780)		11,522,780

Collateral for Securities Loaned - 9.98%
Dreyfus Government Cash Management Institutional Class, 0.01% *	31,411,739	31,411,739
Milestone Treasury Obligations Fund Institutional Class, 0.01% *	21,500,000	21,500,000
Total Collateral for Securities Loaned (cost $52,911,739)		52,911,739

Total Investments (cost $515,162,374) (a) - 110.07%		$ 583,830,005
Liabilities Less Other Assets - Net - (10.07)%		(53,396,956)
NET ASSETS - 100.00%		$ 530,433,049

+ All or a portion of this security is on loan. Total loaned securities had a value of $51,602,988 at July 31, 2015.
* Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2015.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$516,114,672 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 75,475,767
	Unrealized depreciation:	(7,760,434)
	Net unrealized appreciation:	$ 67,715,333

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Growth and Income Fund (Unaudited)
July 31, 2015
	Shares	Value
Bond Funds - 41.05%
High Yield Bonds - 0.55%
SPDR Blackstone / GSO Senior Loan ETF +	44,816	$ 2,195,984

Intermediate/Long-Term Bonds - 22.20%
Fidelity Total Bond ETF +	65,000	3,224,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	70,800	8,237,580
iShares TIPS Bond ETF	287,000	32,330,550
PIMCO Total Return Active ETF +	383,668	41,205,943
Schwab U.S. TIPs ETF * +	35,000	1,906,100
Vanguard Intermediate-Term Corporate Bond ETF	22,500	1,917,900
		88,822,073
International Bond - 6.34%
iShares JP Morgan USD Emerging Markets Bond ETF	165,699	18,170,553
PIMCO Global Advantage Inflation-Linked Bond Active ETF	100,000	4,229,000
PowerShares Emerging Markets Sovereign Debt Portfolio +	107,000	2,984,230
		25,383,783
Short-Term Bonds - 11.96%
iShares Floating Rate Bond ETF +	442,800	22,418,964
PIMCO Enhanced Short Maturity Active ETF	236,100	23,869,710
SPDR Nuveen Barclays Short Term Municipal Bond ETF	65,000	1,582,100
		47,870,774

Total Bond Funds (cost $164,361,935)		164,272,614

Equity Funds - 57.19%
Alternative - 1.13%
IQ Merger Arbitrage ETF * +	40,000	1,137,200
WisdomTree Managed Futures Strategy Fund *	81,932	3,372,321
		4,509,521
Commodity Funds - 2.55%
GreenHaven Continuous Commodity Index Fund * +	132,000	2,653,200
iShares S&P GSCI Commodity Indexed Trust * +	275,000	4,983,000
Market Vectors Junior Gold Miners ETF	104,000	2,011,360
PowerShares DB Agriculture Fund *	26,608	571,008
		10,218,568
Developed International - 18.57%
FlexShares International Quality Dividend Index Fund +	77,000	1,891,890
iShares MSCI EAFE Minimum Volatility ETF	180,888	12,195,469
iShares MSCI Eurozone ETF +	133,100	5,149,639
iShares MSCI Japan ETF	765,000	9,891,450
PowerShares International Dividend Achievers Portfolio	908,700	15,020,811
PowerShares S&P International Developed Low Volatility Portfolio	7,000	216,020
Vanguard FTSE All-World ex-US ETF	145,000	7,019,450
Vanguard FTSE Europe ETF	390,000	21,613,800
WisdomTree Global ex-U.S. Dividend Growth Fund	26,000	1,292,460
		74,290,989
Emerging Markets - 5.74%
iShares Core MSCI Emerging Markets ETF	66,000	2,962,740
iShares MSCI All Country Asia ex Japan ETF +	127,000	7,527,290
iShares MSCI Russia Capped ETF	150,000	1,960,500
PowerShares FTSE RAFI Emerging Markets Portfolio	52,800	920,304
Vanguard FTSE Emerging Markets ETF	250,000	9,580,000
		22,950,834
Global Equity - 1.36%
Fidelity MSCI Energy Index ETF	275,000	5,425,750

Inverse Equity - 2.59%
ProShares Short Russell 2000 * +	177,168	10,376,730

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Growth and Income Fund (Unaudited) (Continued)
July 31, 2015
	Shares	Value
Large Cap Core - 10.59%
PowerShares S&P 500 High Quality Portfolio +	228,000	$ 5,392,200
SPDR Health Care Select Sector Fund +	74,700	5,721,273
Vanguard Dividend Appreciation ETF	389,300	31,253,004
		42,366,477
Large Cap Growth - 11.99%
iShares MSCI USA Quality Factor ETF +	395,113	25,690,247
iShares Russell 1000 Growth ETF	46,600	4,754,598
Powershares QQQ Trust Series 1	44,100	4,936,995
SPDR Technology Select Sector Fund	209,000	8,899,220
Vanguard Information Technology ETF	34,000	3,693,760
		47,974,820
Large Cap Value - 2.59%
SPDR Energy Select Sector Fund +	15,000	1,040,700
SPDR Financial Select Sector Fund	370,607	9,343,002
		10,383,702
Small/Mid-Cap Growth - 0.08%
SPDR S&P Oil & Gas Equipment & Services ETF	15,693	340,224

Total Equity Funds (cost $206,692,741)		228,837,615

Money Market Funds - 1.81%
Short-Term Cash - 1.81%
Federated Prime Cash Obligations Fund Institutional Class, 0.08% **	7,260,169	7,260,169
Total Money Market Funds (cost $7,260,169)		7,260,169

Collateral for Securities Loaned - 5.25%
Dreyfus Government Cash Management Institutional Class, 0.01% **	11,996,531	11,996,531
Milestone Treasury Obligations Fund Institutional Class, 0.01% **	9,000,000	9,000,000
Total Collateral for Securities Loaned (cost $20,996,531)		20,996,531

Total Investments (cost $399,311,376) (a) - 105.30%		$ 421,366,929
Liabilities Less Other Assets - Net - (5.30)%		(21,216,012)
NET ASSETS - 100.00%		$ 400,150,917

+ All or a portion of this security is on loan. Total loaned securities had a value of $20,512,036 at July 31, 2015.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2015.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$399,417,351 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 29,256,246
	Unrealized depreciation:	(7,306,668)
	Net unrealized appreciation:	$ 21,949,578

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Global Growth Fund (Unaudited)
July 31, 2015
	Shares	Value
Bond Funds - 19.75%
High Yield Bonds - 3.10%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	53,700	$ 5,315,763
SPDR Barclays Short Term High Yield Bond ETF	121,500	3,453,030
		8,768,793

International Bond - 3.19%
iShares JP Morgan USD Emerging Markets Bond ETF	53,465	5,862,972
Vanguard Total International Bond ETF	60,000	3,178,800
		9,041,772
Short-Term Bonds - 13.46%
iShares Floating Rate Bond ETF +	334,641	16,942,874
PIMCO Enhanced Short Maturity Active ETF +	167,359	16,919,995
SPDR Barclays Short Term Corporate Bond ETF +	69,366	2,122,600
SPDR Nuveen Barclays Short Term Municipal Bond ETF	87,237	2,123,348
		38,108,817

Total Bond Funds (cost $56,584,800)		55,919,382

Equity Funds - 79.57%
Commodity Funds - 2.38%
iShares S&P GSCI Commodity Indexed Trust *	217,500	3,941,100
PowerShares DB Agriculture Fund * +	130,000	2,789,800
		6,730,900
Currency - 0.44%
PowerShares DB US Dollar Index Bullish Fund * +	49,000	1,246,070

Developed International - 23.36%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	105,000	3,110,100
iShares MSCI ACWI ex US ETF	292,229	12,881,454
iShares MSCI Canada ETF +	202,100	5,163,655
iShares MSCI EAFE ETF	277,220	17,958,312
iShares MSCI Italy Capped ETF	87,000	1,346,760
iShares MSCI United Kingdom ETF	114,500	2,122,830
Schwab International Equity ETF	90,000	2,765,700
Vanguard FTSE Europe ETF	151,100	8,373,962
WisdomTree Europe Hedged Equity Fund	54,500	3,495,630
WisdomTree International SmallCap Dividend Fund	26,000	1,568,320
WisdomTree Japan Hedged Equity Fund	128,000	7,353,600
		66,140,323
Emerging Markets - 7.99%
EGShares Beyond BRICs ETF	127,503	2,326,930
iShares Core MSCI Emerging Markets ETF	175,200	7,864,728
iShares MSCI All Country Asia ex Japan ETF	45,500	2,696,785
iShares MSCI Frontier 100 ETF	90,979	2,494,644
iShares MSCI Mexico Capped ETF +	43,400	2,445,156
WisdomTree Emerging Markets Equity Income Fund	119,967	4,797,480
		22,625,723
Global Equity - 2.48%
iShares Global Energy ETF	42,600	1,396,428
iShares Global Healthcare ETF	31,000	3,498,660
iShares Global Tech ETF	22,000	2,137,300
		7,032,388

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Global Growth Fund (Unaudited) (Continued)
July 31, 2015
	Shares	Value
Large Cap Core - 10.39%
Market Vectors Morningstar Wide Moat ETF	79,600	$ 2,496,256
SPDR Consumer Staples Select Sector Fund	59,700	3,003,507
SPDR Industrial Select Sector Fund +	70,700	3,833,354
SPDR Materials Select Sector Fund +	49,700	2,283,715
Vanguard Health Care ETF +	58,850	8,473,223
Vanguard Large-Cap ETF +	37,690	3,648,769
Vanguard Total Stock Market ETF	52,060	5,666,210
		29,405,034
Large Cap Growth - 15.35%
iShares North American Tech-Software ETF +	51,000	5,223,930
iShares Russell 1000 Growth ETF	54,740	5,585,122
Powershares QQQ Trust Series 1	143,370	16,050,272
Vanguard Growth ETF +	89,910	9,939,550
Vanguard Information Technology ETF	47,650	5,176,696
Vanguard Mega Cap Growth ETF	17,200	1,476,792
		43,452,362
Large Cap Value - 13.24%
PowerShares KBW Bank Portfolio +	36,000	1,452,240
SPDR Dow Jones Industrial Average ETF Trust +	66,911	11,821,835
SPDR Energy Select Sector Fund +	105,430	7,314,733
SPDR Financial Select Sector Fund	670,450	16,902,045
		37,490,853
Small/Mid Cap Core - 3.94%
iShares Russell Mid-Cap ETF	17,230	2,944,952
SPDR S&P MidCap 400 ETF Trust	3,083	843,170
Vanguard Small-Cap ETF	60,750	7,358,040
		11,146,162

Total Equity Funds (cost $198,320,213)		225,269,815

Collateral for Securities Loaned - 13.94%
Dreyfus Government Cash Management Institutional Class, 0.01% **	1,983,778	1,983,778
Milestone Treasury Obligations Fund Institutional Class, 0.01% **	37,500,000	37,500,000
Total Collateral for Securities Loaned (cost $39,483,778)		39,483,778

Total Investments (cost $294,388,791) (a) - 113.26%		$ 320,672,975
Liabilities Less Other Assets - Net - (13.26)%		(37,552,642)
NET ASSETS - 100.00%		$ 283,120,333

+ All or a portion of this security is on loan. Total loaned securities had a value of $38,524,587 at July 31, 2015.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2015.

ACWI - All Country World Index
BRIC - Brazil, Russia, India and China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods, Inc.
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$293,192,727 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 36,151,621
	Unrealized depreciation:	(8,671,373)
	Net unrealized appreciation:	$ 27,480,248

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Domestic Equity Fund (Unaudited)
July 31, 2015
	Shares	Value
Equity Funds - 100.05%
Large Cap Core - 44.55%
First Trust NASDAQ Technology Dividend Index Fund	28,902	$ 754,053
Guggenheim S&P 500 Equal Weight ETF +	12,000	966,840
iShares MSCI USA Momentum Factor ETF +	62,000	4,602,260
iShares U.S. Healthcare ETF +	5,000	816,000
Market Vectors Morningstar Wide Moat ETF	30,000	940,800
		8,079,953
Large Cap Growth - 11.95%
iShares MSCI USA Quality Factor ETF +	16,000	1,040,320
iShares North American Tech-Software ETF	11,000	1,126,730
		2,167,050
Large Cap Value - 32.43%
iShares MSCI USA Minimum Volatility ETF +	69,000	2,893,860
iShares Russell 1000 Value ETF	25,000	2,572,750
SPDR Energy Select Sector Fund +	6,000	416,280
.		5,882,890
Small/Mid Cap Core - 3.59%
WisdomTree SmallCap Earnings Fund +	8,000	650,960

Small/Mid Cap Value - 7.53%
Guggenheim S&P 500 Pure Value ETF	15,000	792,000
SPDR S&P Insurance ETF +	8,000	573,600
		1,365,600

Total Equity Funds (cost $16,458,761)		18,146,453

Collateral for Securities Loaned - 36.51%
Dreyfus Government Cash Management Institutional Class, 0.01% *	4,621,208	4,621,208
Milestone Treasury Obligations Fund Institutional Class, 0.01% *	2,000,000	2,000,000
Total Collateral for Securities Loaned (cost $6,621,208)		6,621,208

Total Investments (cost $23,079,969) (a) - 136.56%		$ 24,767,661
Liabilities Less Other Assets - Net - (36.56)%		(6,630,601)
NET ASSETS - 100.00%		$ 18,137,060

+ All or a portion of this security is on loan. Total loaned securities had a value of $6,480,741 at July 31, 2015.
* Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2015.

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$23,079,969 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 1,765,895
	Unrealized depreciation:	(78,203)
	Net unrealized appreciation:	$ 1,687,692

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - International Equity Fund (Unaudited)
July 31, 2015
	Shares	Value
Equity Funds - 99.79%
Developed International - 62.00%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	45,800	$ 1,281,484
iShares MSCI Australia ETF +	6,800	142,256
iShares MSCI Belgium Capped ETF	19,900	358,001
iShares MSCI Canada ETF +	8,500	217,175
iShares MSCI EAFE Minimum Volatility ETF	17,200	1,159,624
iShares MSCI France ETF +	7,500	200,850
iShares MSCI Ireland Capped ETF	4,800	197,376
iShares MSCI Israel Capped ETF +	4,600	253,966
iShares MSCI Japan ETF	20,000	258,600
iShares MSCI Singapore ETF	20,400	245,616
iShares MSCI United Kingdom ETF +	19,800	367,092
PowerShares S&P International Developed Low Volatility Portfolio	40,200	1,240,572
Vanguard FTSE Europe ETF	4,300	238,306
Vanguard FTSE Pacific ETF	19,087	1,158,581
WisdomTree Europe Hedged Equity Fund	2,500	160,350
		7,479,849
Emerging Markets - 37.79%
Global X MSCI Colombia ETF +	12,000	116,640
Global X MSCI Nigeria ETF	24,000	198,480
iShares MSCI All Country Asia ex Japan ETF	15,500	918,685
iShares MSCI Emerging Markets Minimum Volatility ETF	16,700	926,683
iShares MSCI Frontier 100 ETF	39,000	1,069,380
iShares MSCI Mexico Capped ETF +	5,200	292,968
iShares MSCI Taiwan ETF +	22,100	325,091
WisdomTree Emerging Markets Equity Income Fund	17,800	711,822
		4,559,749

Total Equity Funds (cost $12,063,478)		12,039,598

Money Market Funds - 0.62%
Short-Term Cash - 0.62%
Federated Prime Cash Obligations Fund Institutional Class, 0.08% *	74,818	74,818
Total Money Market Funds (cost $74,818)		74,818

Collateral for Securities Loaned - 14.89%
Dreyfus Government Cash Management Institutional Class, 0.01% *	1,796,072	1,796,072
Total Collateral for Securities Loaned (cost $1,796,072)		1,796,072

Total Investments (cost $13,934,368) (a) - 115.30%		$ 13,910,488
Liabilities Less Other Assets - Net - (15.30)%		(1,846,265)
NET ASSETS - 100.00%		$ 12,064,223

+ All or a portion of this security is on loan. Total loaned securities had a value of $1,751,988 at July 31, 2015.
* Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2015.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short, is $13,964,677 and differs from market value by net unrealized appreciation (depreciation)
of securities (including short sales) as follows:
	Unrealized appreciation:	$ 255,469
	Unrealized depreciation:	(309,658)
	Net unrealized depreciation:	$ (54,189)

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Enhanced Long/Short Fund (Unaudited)
July 31, 2015
	Shares	Value
Equity Funds - 98.60%
Developed International - 11.03%
iShares MSCI Canada ETF	70,000	$ 1,788,500
iShares MSCI EAFE ETF	144,200	9,341,276
		11,129,776
Emerging Markets - 2.77%
iShares China Large-Cap ETF +	3,700	149,776
iShares Latin America 40 ETF	32,000	868,160
iShares MSCI Emerging Markets ETF +	48,000	1,781,760
		2,799,696
Inverse Equity - 32.08%
ProShares Short Dow30 * +	653,600	14,957,636
ProShares Short Russell2000 * +	58,000	3,397,060
ProShares Short S&P500 * +	674,000	14,032,680
		32,387,376
Large Cap Core - 32.01%
iShares Core S&P 500 ETF	29,000	6,141,040
SPDR Consumer Staples Select Sector Fund	23,000	1,157,130
SPDR Industrial Select Sector Fund	40,000	2,168,800
SPDR S&P 500 ETF Trust +	99,500	20,944,750
Vanguard Health Care ETF	13,200	1,900,536
		32,312,256
Large Cap Growth - 4.00%
Powershares QQQ Trust Series 1 +	23,550	2,636,422
SPDR Technology Select Sector Fund	33,000	1,405,140
		4,041,562
Large Cap Value - 11.75%
SPDR Dow Jones Industrial Average ETF Trust	32,000	5,653,760
SPDR Energy Select Sector Fund +	27,000	1,873,260
SPDR Financial Select Sector Fund	50,000	1,260,500
SPDR S&P Bank ETF	85,000	3,071,050
		11,858,570
Small/Mid Cap Core - 4.96%
iShares Russell 2000 ETF +	32,500	3,996,200
SPDR S&P MidCap 400 ETF Trust +	3,700	1,011,913
		5,008,113

Total Equity Funds (cost $101,776,106)		99,537,349

Money Market Funds - 1.50%
Federated Prime Cash Obligations Fund Institutional Class, 0.08% **	1,514,965	1,514,965
Total Money Market Funds (cost $1,514,965)		1,514,965

Total Investments (cost $103,291,071) (a) - 100.10%		$ 101,052,314
Liabilities Less Other Assets - Net - (0.10)%		(96,485)
NET ASSETS - 100.00%		$ 100,955,829

+ Subject to written options.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2015.
The market value of securities held to cover written call options at July 31, 2015 was $12,274,261.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Enhanced Long/Short Fund (Unaudited) (Continued)
July 31, 2015
	Contracts**	Value
Schedule of Call Options Written *
iShares China Large-Cap ETF	37	$ 370
August 2015, Exercise Price $45.00
iShares MSCI Emerging Markets ETF	100	150
August 2015, Exercise Price $40.50
iShares Russell 2000 ETF	65	130
August 2015, Exercise Price $131.00
Powershares QQQ Trust Series 1	100	100
August 2015, Exercise Price $118.00
Powershares QQQ Trust Series 1	50	50
August 2015, Exercise Price $119.00
ProShares Short Dow30	750	13,125
August 2015, Exercise Price $25.00
ProShares Short Russell2000	60	1,800
August 2015, Exercise Price $63.00
ProShares Short Russell2000	230	4,025
August 2015, Exercise Price $67.00
ProShares Short S&P500	1,000	5,000
August 2015, Exercise Price $23.00
SPDR Energy Select Sector Fund	50	100
August 2015, Exercise Price $77.50
SPDR S&P 500 ETF Trust	150	450
August 2015, Exercise Price $221.00
SPDR S&P MidCap 400 ETF Trust	10	50
August 2015, Exercise Price $287.50
Total Call Options Written (proceeds $28,547)		$ 25,350

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $107,163,338 and differs from market value by net unrealized appreciation
(depreciation) of securities as follows:
	Unrealized appreciation:	$ 682,832
	Unrealized depreciation:	(6,819,206)
	Net unrealized depreciation:	$ (6,136,374)

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Unaudited)
July 31, 2015
	Shares	Value
Bond Funds - 82.45%
High Yield Bonds - 18.94%
iShares iBoxx $ High Yield Corporate Bond ETF +	101,080	$ 8,892,008
Peritus High Yield ETF	50,444	1,983,458
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	56,295	5,572,642
PowerShares Senior Loan Portfolio +	434,800	10,300,412
SPDR Barclays Short Term High Yield Bond ETF	252,775	7,183,865
SPDR Blackstone / GSO Senior Loan ETF +	42,500	2,082,500
		36,014,885
Intermediate/Long-Term Bonds - 33.97%
iShares 3-7 Year Treasury Bond ETF +	41,200	5,094,380
iShares 20+ Year Treasury Bond ETF	11,000	1,347,830
iShares Core U.S. Aggregate Bond ETF	90,626	9,923,547
iShares Core US Credit Bond ETF +	33,450	3,652,071
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,725	2,178,654
iShares Intermediate Credit Bond ETF	90,380	9,852,324
iShares National AMT-Free Muni Bond ETF	31,275	3,414,917
iShares TIPS Bond ETF	65,048	7,327,657
PIMCO Total Return Active ETF +	29,700	3,189,780
SPDR Doubleline Total Return Tactical ETF +	16,500	819,885
Vanguard Intermediate-Term Corporate Bond ETF +	94,483	8,053,731
Vanguard Mortgage-Backed Securities ETF	41,000	2,181,200
Vanguard Total Bond Market ETF +	92,385	7,558,017
		64,593,993
International Bond - 6.98%
iShares 1-3 Year International Treasury Bond ETF	5,600	439,768
iShares Emerging Markets Local Currency Bond ETF +	52,400	2,219,140
iShares JP Morgan USD Emerging Markets Bond ETF	65,350	7,166,281
SPDR DB International Government Inflation-Protected Bond ETF +	63,675	3,447,365
		13,272,554
Short-Term Bonds - 22.56%
iShares 1-3 Year Treasury Bond ETF	17,541	1,488,529
iShares Floating Rate Bond ETF +	264,573	13,395,331
PIMCO 1-5 Year U.S. TIPS Index ETF +	71,372	3,708,489
PIMCO Enhanced Short Maturity Active ETF	121,117	12,244,929
SPDR Nuveen Barclays Short Term Municipal Bond ETF	166,971	4,064,074
Vanguard Short-Term Corporate Bond ETF	100,375	8,004,906
		42,906,258

Total Bond Funds (cost $159,467,316)		156,787,690

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Unaudited) (Continued)
July 31, 2015
	Shares	Value
Equity Funds - 9.31%
Commodity - 0.82%
United States Commodity Index Fund *	35,500	$ 1,553,480

Currency - 1.18%
PowerShares DB US Dollar Index Bullish Fund * +	88,000	2,237,840

Developed International - 0.87%
iShares MSCI EAFE ETF	12,500	809,750
iShares MSCI EAFE Value ETF	16,000	849,120
		1,658,870
Large Cap Core - 1.69%
iShares Core S&P 500 ETF	15,200	3,218,752

Large Cap Value - 1.94%
PowerShares S&P 500 Low Volatility Portfolio +	46,800	1,784,952
Vanguard High Dividend Yield ETF	28,000	1,904,840
		3,689,792
Preferred Security - 2.81%
iShares US Preferred Stock ETF +	46,775	1,848,548
PowerShares Financial Preferred Portfolio +	119,461	2,194,499
PowerShares Preferred Portfolio +	88,700	1,303,890
		5,346,937

Total Equity Funds (cost $16,714,584)		17,705,671

	Principal ($)
U.S. Government and Agency Obligations - 7.65%
Fannie Mae, 3.50%, due 12/1/2030	$ 329,650	346,462
Fannie Mae, 3.50%, due 7/1/2032	660,855	697,870
Fannie Mae, 4.00%, due 2/1/2040	350,363	372,837
Fannie Mae, 5.00%, due 11/1/2039	405,549	452,198
Fannie Mae, 5.00%, due 2/1/2040	633,407	702,454
Fannie Mae, 5.50%, due 12/1/2039	279,742	315,148
Fannie Mae, 5.50%, due 4/1/2040	358,938	402,945
Fannie Mae, 6.00%, due 12/1/2035	378,451	430,393
Fannie Mae, 6.00%, due 12/1/2038	148,197	167,892
Fannie Mae, 4.00%, due 10/1/2040	320,998	343,227
Fannie Mae, 4.00%, due 6/1/2041	561,905	600,966
Fannie Mae, 4.00%, due 9/1/2041	714,497	762,223
Fannie Mae, 4.00%, due 12/1/2041	422,981	451,995
Federal Home Loan Banks, 2.90%, due 4/20/2017	154,601	158,703
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	1,021,187
Federal Home Loan Mortgage Corp., 5.40%, due 3/17/2021	750,000	772,837
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	1,013,834
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	387,755	423,401
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	346,369	388,764
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	129,999	147,729
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	182,329	209,109
Government National Mortgage Association, 3.50%, due 7/16/2039	177,295	184,466
Government National Mortgage Association, 4.00%, due 2/20/2039	405,562	420,016
United States Treasury Note/Bond, 4.25%, due 11/15/2017	2,500,000	2,696,680
United States Treasury Note/Bond, 4.50%, due 5/15/2017	1,000,000	1,068,672
Total U.S. Government and Agency Obligations (cost $14,033,388)		14,552,008

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Unaudited) (Continued)
July 31, 2015
	Shares	Value
Money Market Funds - 0.18%
Short-Term Cash - 0.18%
Federated Prime Cash Obligations Fund Institutional Class, 0.08% **	333,500	$ 333,500
Total Money Market Funds (cost $333,500)		333,500

Collateral for Securities Loaned - 19.10%
Dreyfus Government Cash Management Institutional Class, 0.01% **	3,331,050	3,331,050
Milestone Treasury Obligations Fund Institutional Class, 0.01% **	33,000,000	33,000,000
Total Collateral for Securities Loaned (cost $36,331,050)		36,331,050

Total Investments (cost $226,879,838) (a) - 118.69%		$ 225,709,919
Liabilities Less Other Assets - Net - (18.69)%		(35,534,752)
NET ASSETS - 100.00%		$ 190,175,167

+ All or a portion of this security is on loan. Total loaned securities had a value of $ 35,559,438 at July 31, 2015.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2015.

AMT - Alternative Minimum Tax
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Security

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$226,781,269 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 2,973,911
	Unrealized depreciation:	(4,045,261)
	Net unrealized depreciation:	$ (1,071,350)

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Global Aggressive Equity Fund (Unaudited)
July 31, 2015
	Shares	Value
Equity Funds - 100.08%
Alternative - 6.73%
ProShares Large Cap Core Plus	92,000	$ 4,688,311
WisdomTree Managed Futures Strategy Fund *	40,000	1,646,400
		6,334,711
Developed International - 28.74%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	80,000	2,238,400
Deutsche X-trackers MSCI Japan Hedged Equity ETF +	126,000	5,371,380
iShares International Select Dividend ETF	91,000	2,911,090
iShares MSCI ACWI ETF	122,000	7,312,680
iShares MSCI Europe Financials ETF	42,000	989,100
iShares MSCI Ireland Capped ETF +	50,000	2,056,000
iShares MSCI United Kingdom ETF +	119,000	2,206,260
WisdomTree Europe SmallCap Dividend Fund +	68,000	3,982,080
		27,066,990
Emerging Markets - 6.53%
Global X China Financials ETF +	33,000	517,770
iShares MSCI All Country Asia ex Japan ETF	37,000	2,192,990
iShares MSCI India ETF	12,000	372,600
iShares MSCI South Korea Capped ETF	7,000	358,260
Market Vectors Vietnam ETF +	22,000	404,140
SPDR S&P Emerging Asia Pacific ETF	28,000	2,300,200
		6,145,960
Global Equity - 2.50%
PowerShares Global Listed Private Equity Portfolio	201,000	2,359,740

Large Cap Core - 18.38%
First Trust NASDAQ Technology Dividend Index Fund	228,000	5,948,520
Guggenheim S&P 500 Equal Weight ETF +	46,000	3,706,220
Market Vectors Morningstar Wide Moat ETF	244,000	7,651,840
		17,306,580
Large Cap Growth - 10.08%
iShares PHLX Semiconductor ETF +	49,000	4,289,460
Market Vectors Gold Miners ETF	31,000	426,250
Powershares Dynamic Pharmaceuticals Portfolio +	58,500	4,777,110
		9,492,820
Large Cap Value - 3.00%
First Trust Capital Strength ETF +	54,000	2,097,360
SPDR Energy Select Sector Fund	10,500	728,490
		2,825,850
Small/Mid Cap Core - 3.58%
Guggenheim Spin-Off ETF	74,000	3,368,480

Small/Mid Cap Growth - 9.84%
First Trust US IPO Index Fund +	48,000	2,689,920
iShares U.S. Medical Devices ETF +	44,000	5,560,280
SPDR S&P Oil & Gas Equipment & Services ETF +	47,000	1,018,960
		9,269,160

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Global Aggressive Equity Fund (Unaudited) (Continued)
July 31, 2015
	Shares	Value
Small/Mid Cap Value - 10.70%
Guggenheim Shipping ETF +	109,000	$ 1,868,641
Guggenheim Timber ETF +	162,000	4,084,020
iShares U.S. Insurance ETF +	77,500	4,120,675
		10,073,336

Total Equity Funds (cost $78,748,806)		94,243,627

Collateral for Securities Loaned - 21.74%
Dreyfus Government Cash Management Institutional Class, 0.01% **	4,478,375	4,478,375
Milestone Treasury Obligations Fund Institutional Class, 0.01% **	16,000,000	16,000,000
Total Collateral for Securities Loaned (cost $20,478,375)		20,478,375

Total Investments (cost $99,227,181) (a) - 121.82%		$ 114,722,002
Liabilities Less Other Assets - Net - (21.82)%		(20,549,600)
NET ASSETS - 100.00%		$ 94,172,402

+ All or a portion of this security is on loan. Total loaned securities had a value of $19,991,060 at July 31, 2015.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2015.

ACWI - All Country World Index
ETF - Exchange Traded Fund
IPO - Initial Public Stock Offering
MSCI - Morgan Stanley Capital International
PHLX - Philadelphia Stock Exchange
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$99,255,620 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 16,292,885
	Unrealized depreciation:	(826,503)
	Net unrealized appreciation:	$ 15,466,382

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Shelter Fund (Unaudited)
July 31, 2015
	Shares	Value
Equity Funds - 99.57%
Developed International - 24.61%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	182,000	$ 5,092,360
iShares MSCI All Country World Minimum Volatility ETF +	128,500	9,140,205
iShares MSCI ACWI ETF	8,000	479,520
iShares MSCI EAFE ETF	150,000	9,717,000
		24,429,085
Large Cap Core - 15.14%
iShares Core S&P 500 ETF	71,000	15,034,960

Large Cap Growth - 34.33%
iShares S&P 500 Growth ETF +	163,000	19,243,780
Vanguard Growth ETF	134,200	14,835,810
		34,079,590
Large Cap Value - 25.49%
iShares S&P 500 Value ETF	148,000	13,707,760
PowerShares S&P 500 Low Volatility Portfolio +	132,000	5,034,480
Vanguard Value ETF	78,000	6,567,600
		25,309,840

Total Equity Funds (cost $87,136,755)		98,853,475

Money Market Funds - 0.56%
Federated Prime Cash Obligations Fund Institutional Class, 0.08% *	556,791	556,791
Total Money Market Funds (cost $556,791)		556,791

Collateral for Securities Loaned - 2.85%
Dreyfus Government Cash Management Institutional Class, 0.01% *	2,828,310	2,828,310
Total Collateral for Securities Loaned (cost $2,828,310)		2,828,310

Total Investments (cost $90,521,856) (a) - 102.98%		$ 102,238,576
Liabilities Less Other Assets - Net - (2.98)%		(2,958,769)
NET ASSETS - 100.00%		$ 99,279,807

+ All or a portion of this security is on loan. Total loaned securities had a value of $2,770,565 at July 31, 2015.
* Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2015.

ACWI - All Country World Index
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

(a)Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$90,617,748 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 11,629,888
Unrealized depreciation:		(9,060)
Net unrealized appreciation:		$ 11,620,828

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2015

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

CLS Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2015

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of July 31, 2015 in valuing the Funds' investments measured at fair value:

Global Diversified Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 519,395,486	$ -	$ -	$ 519,395,486
Money Market Funds	11,522,780	-	-	11,522,780
Collateral for Securities Loaned	52,911,739	-	-	52,911,739
Total	$ 583,830,005	$ -	$ -	$ 583,830,005
Growth and Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 164,272,614	$ -	$ -	$ 164,272,614
Equity Funds	228,837,615	-	-	228,837,615
Money Market Funds	7,260,169	-	-	7,260,169
Collateral for Securities Loaned	20,996,531	-	-	20,996,531
Total	$ 421,366,929	$ -	$ -	$ 421,366,929

CLS Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2015
Global Growth
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 55,919,382	$ -	$ -	$ 55,919,382
Equity Funds	225,269,815	-	-	225,269,815
Collateral for Securities Loaned	39,483,778	-	-	39,483,778
Total	$ 320,672,975	$ -	$ -	$ 320,672,975
Domestic Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 18,146,453	$ -	$ -	$ 18,146,453
Collateral for Securities Loaned	6,621,208	-	-	6,621,208
Total	$ 24,767,661	$ -	$ -	$ 24,767,661
International Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 12,039,598	$ -	$ -	$ 12,039,598
Money Market Funds	74,818	-	-	74,818
Collateral for Securities Loaned	1,796,072	-	-	1,796,072
Total	$ 13,910,488	$ -	$ -	$ 13,910,488
Enhanced Long/Short
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 99,537,349	$ -	$ -	$ 99,537,349
Money Market Funds	1,514,965	-	-	1,514,965
Total	$ 101,052,314	$ -	$ -	$ 101,052,314

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 1,100	$ 24,250	$ -	$ 25,350
Total	$ 1,100	$ 24,250	$ -	$ 25,350
Flexible Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 156,787,690	$ -	$ -	$ 156,787,690
Equity Funds	17,705,671	-	-	17,705,671
U.S. Government & Agency Obligations	-	14,552,008	-	14,552,008
Money Market Funds	333,500	-	-	333,500
Collateral for Securities Loaned	36,331,050	-	-	36,331,050
Total	$ 211,157,911	$ 14,552,008	$ -	$ 225,709,919
Global Aggressive Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 94,243,627	$ -	$ -	$ 94,243,627
Collateral for Securities Loaned	20,478,375	-	-	20,478,375
Total	$ 114,722,002	$ -	$ -	$ 114,722,002
Shelter
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 98,853,475	$ -	$ -	$ 98,853,475
Money Market Funds	556,791	-	-	556,791
Collateral for Securities Loaned	2,828,310			2,828,310
Total	$ 102,238,576	$ -	$ -	$ 102,238,576

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

CLS Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
July 31, 2015

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended July 31, 2015, the Enhanced Long/Short Fund's unrealized appreciation and realized gain on option contracts subject to equity price risk amounted to $3,197 and $96,489 respectively and serve as an indicator of the volume of derivative activity for the Fund during the period.

The number of option contracts written and the premiums received during the period ended July 31, 2015, were as follows :
	Enhanced Long/Short Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	757	$ 8,462
Options written	10,195	121,100
Options exercised	(390)	(4,474)
Options expired	(7,923)	(96,037)
Options closed	(37)	(504)
Options outstanding, end of period	2,602	$ 28,547

Underlying Investment in Other Investment Companies
The Domestic Equity Fund currently seeks to achieve its investment objective by investing a portion of its assets in the iShares MSCI USA Momentum Factor ETF and Dreyfus Government Cash Management Institutioncal Class. The Fund may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR's available at "www.sec.gov" or in the Funds' websites at "www.ishares.com" and "www.publicdreyfus.com". As of July 31, 2015, the percentage of the Domestic Equity Fund's net assets invested in the iShares MSCI USA Momentum Factor ETF was 25.37% , and the percentage of Dreyfus Government Cash Management Institutional Class was 25.48%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 9/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer /President

Date 9/25/2015

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/25/2015